UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/10

Item 1.  Schedule of Investments.

Astor Long Short ETF Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 78.8%
	COMMODITY FUND - 8.5%
23,281	GreenHaven Continous Commodity Index Fund *			$ 693,541
11,647	PowerShares DB Gold Fund *			559,988
11,922	PowerShares DB Silver Fund *			520,753
				1,774,282
	DEBT FUND - 25.0%
9,482	iShares iBoxx $ High Yield Corporate Bond Fund			860,397
7,867	iShares iBoxx Investment Grade Corporate Bond Fund			883,936
25,362	PIMCO Enhanced Short Maturity Strategy Fund			2,562,069
21,564	SPDR Barclays Capital High Yield Bond ETF			881,536
				5,187,938
	EQUITY FUND - 45.3%
16,722	Consumer Discretionary Select Sector SPDR Fund			589,618
19,502	iShares Dow Jones US Oil Equipment & Services Index Fund			918,154
25,777	iShares Dow Jones US Telecommunications Sector Index Fund			568,383
20,565	iShares MSCI Emerging Markets Index Fund			948,663
10,020	iShares Nasdaq Biotechnology Index Fund			894,786
13,023	iShares Russell 2000 Index Fund			915,647
15,543	Materials Select Sector SPDR Fund			541,363
18,193	Powershares QQQ			949,493
42,070	SPDR S&P Dividend ETF			2,148,094
20,543	SPDR S&P Pharmaceuticals ETF			940,664
				9,414,865

	TOTAL EXCHANGE TRADED FUNDS (Cost $15,254,755)			16,377,085

	TOTAL INVESTMENTS - 78.8% (Cost $15,254,755) (a)			$ 16,377,085
	OTHER ASSETS LESS LIABILITIES - 21.2%			4,401,678
	TOTAL NET ASSETS - 100.0%			$ 20,778,763

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 1,122,750
			Unrealized depreciation:	(420)
			Net unrealized appreciation:	$ 1,122,330

Astor Long Short ETF Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,377,085	$ -	$ -	$ 16,377,085
Total	$ 16,377,085	$ -	$ -	$ 16,377,085

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/22/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/22/10